Filed Pursuant to Rule 485(b)

Registration Nos. 33-10472

811-04923

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 53	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 53	☒

LONGLEAF PARTNERS FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Southeastern Asset Management, Inc.

6410 Poplar Avenue; Suite 900

Memphis, TN 38119

(Address of Principal Executive Office)

Registrant’s Telephone Number, including area code: (901) 761-2474

Andrew R. McCarroll, Esq.

Southeastern Asset Mgmt., Inc.

6410 Poplar Ave., Ste. 900

Memphis, TN 38119

901-761-2474

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on , pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES*

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Longleaf Partners Funds Trust, a Massachusetts business trust (the Master Fund) having four series or portfolios, Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund and Longleaf Partners Global Fund, certifies that it has met all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post Effective Amendment No. 53 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Memphis and State of Tennessee, on this 12th day of May, 2017.

LONGLEAF PARTNERS FUNDS TRUST (THE MASTER FUND)

LONGLEAF PARTNERS FUND
LONGLEAF PARTNERS SMALL-CAP FUND
LONGLEAF PARTNERS INTERNATIONAL FUND
LONGLEAF PARTNERS GLOBAL FUND

By:	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and Chief Executive Officer
Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series

By:	/s/ Ryan S. Hocker
Ryan S. Hocker
Global Funds Treasurer
Southeastern Asset Management, Inc.
Functioning as principal financial and accounting officer under agreements with Longleaf Partners Funds Trust and its separate series

By:	/s/ Andrew R. McCarroll
Andrew R. McCarroll
General Counsel & Principal
Southeastern Asset Management, Inc.
Functioning as principal legal officer under agreements with Longleaf Partners Funds Trust and its separate series

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 53 to the Registration Statement of Longleaf Partners Funds Trust on Form N-1A has been signed below by the following persons in the capacities indicated on the dates indicated.

Signature	Title	Date

INTERESTED TRUSTEES

/s/ O. Mason Hawkins**	Trustee	May 12, 2017
O. Mason Hawkins

/s/ Margaret H. Child**	Trustee	May 12, 2017
Margaret H. Child

NON-INTERESTED TRUSTEES

/s/ Chadwick H. Carpenter, Jr.**	Trustee	May 12, 2017
Chadwick H. Carpenter, Jr.

/s/ Daniel W. Connell, Jr.**	Trustee	May 12, 2017
Daniel W. Connell, Jr.

/s/ Rex M. Deloach**	Trustee	May 12, 2017
Rex M. Deloach.

/s/ Steven N. Melnyk**	Trustee	May 12, 2017
Steven N. Melnyk

/s/ C. Barham Ray**	Trustee	May 12, 2017
C. Barham Ray

/s/ Perry C. Steger**	Chairman of the Board	May 12, 2017
Perry C. Steger

By:	/s/ Andrew R. McCarroll
Andrew R. McCarroll Attorney-in-Fact May 12, 2017

(*) As of the date of execution of this Post-Effective Amendment No. 53, the Board of Trustees of each Series consists of eight individuals, as shown above. Each Trustee is a Trustee of each Series, and each is signing this Post-Effective Amendment on behalf of each such Series.

(**) Executed by Andrew R. McCarroll pursuant to a Power of Attorney dated as of March 12, 2015.

NOTICE

A Copy of the Declaration of Trust of Longleaf Partners Funds Trust (the “Registrant”) is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by the above Trustees or officers of the Registrant in their capacities as Trustees or as officers and not individually, and any obligations arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but instead are binding only upon the assets and property of the Registrant.

EXHIBIT INDEX

Exhibit Index	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase